OTHER CURRENT LIABILITIES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Current Liabilities
Accrued offering costs	$ 500,000
Accrued payroll	228,877	285,210		295,915		0
Accrued vacation	263,851	114,899		68,438		24,208
Accrued commision		112,000
Accrued legal and accounting expense	120,250	90,000		15,010
Allowance for coupons and returns	86,540	53,002
Dividends payable	41,359	41,359	[1]	41,359	[1]	0
Other accrued expenses	93,853	29,400		45,025		90,998
Other current liabilities	$ 1,334,730	$ 725,870		$ 465,747		$ 115,206

[1]	In June 2008, we declared and paid a special dividend of $0.40 per share of common stock to all shareholders of record as of June 10, 2008. This amount reflects moneys remaining unclaimed by certain shareholders.